Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity

NOTE 7- STOCKHOLDERS’ EQUITY

Preferred Stock

On March 9, 2012 and amended on September 10, 2012, the Company designated and determined the rights and preferences of 5,000,000 shares of Series A convertible preferred stock (“Series A”) with a par value of $0.0001. The Company is authorized to issue 5,000,000 shares of Series A. The holders of Series A are entitled to receive dividends in preference to dividends on common stock and are entitled to vote together with the holders of common stock with a voting right equivalent to 50 votes of common stock for each share of Series A held. Holders of Series A may transfer their shares into two shares of common stock with the consent of all Series A holders or one share of common stock without such consent. In the event of liquidation, the holders of Series A shall be issued one share of common stock for every 50 shares of Series A.

On June 19, 2012, the Company issued 850,000 shares of Series A in connection with a consulting agreement entered into with a director. The value of the shares was $255,000 (based on the fair value of the Series A on the measurement date) and was recorded as prepaid consulting to be amortized over the service period of twelve months in accordance with the terms of the contract. On October 31, 2012, the Company modified the terms of the consulting agreement to extend the service period for an additional four years or a total of fifty-five months. During the three and six months ended June 30, 2013 and 2012, the Company amortized $7,305, $14,609, $53,125 and $53,125, respectively, in general and administrative expense in the accompanying condensed consolidated statement of operations.

On April 2, 2012, the Company designated and determined the rights and preferences of 2,000,000 shares of Series B convertible preferred stock (“Series B”) with a par value of $0.0001. The Company is authorized to issue 2,000,000 shares of Series B. The holders of Series B are entitled to receive dividends in preference to any dividends on common stock and are entitled to vote together with the holders of common stock with a voting right equivalent to 300 votes of common stock for each share of Series B held. Holders of Series B may transfer their shares into three shares of common stock with the consent of all Series B holders or one share of common stock without such consent. In the event that two or more shareholders who combined own more than 20% of the outstanding common stock enter into an agreement for the purpose of acquiring, holding, voting or disposing of any voting securities of the Company, then the holders of Series B, as a class, shall be issued three shares of common stock for every share of common stock outstanding. In the event of liquidation, the holders of Series B shall be issued one share of common stock for every 300 shares of Series B.

Common Stock

On April 2, 2012, the Company approved an increase in the number of authorized common shares with par value of $0.0001 from 300,000,000 to 500,000,000 shares.

In February 2012, the Company issued 2,000,000 shares of common stock at a price of $0.30 per share for a value of $600,000 of advisory board services. In accordance with relevant accounting guidance, the value of the non-forfeitable shares of common stock was recorded as prepaid consulting and is to be amortized as compensation cost ratably over the service period of twelve months. The Company amortized $0, $75,000, $150,000 and $225,000, respectively, of compensation expense for the three and six months ended June 30, 2013 and 2012 and is included in general and administrative expenses in the accompanying condensed consolidated statements of operations.

On June 19, 2012, the Company issued an aggregate of 5,000,000 shares of common stock at $0.30 per share in connection with a consulting agreement entered into with a director. The value of the shares was $1,500,000 (based on the fair value of the common stock on the measurement date) and was recorded as prepaid consulting to be amortized over the service period of twelve months in accordance with the terms of the contract. On October 31, 2012, the Company modified the terms of the consulting agreement to extend the service period for an additional four years or a total of fifty-five months. During the three and six months ended June 30, 2013 and 2012, the Company amortized $42,969, $85,938, $312,500 and $312,500, respectively, in general and administrative expense in the accompanying consolidated condensed statement of operations.

On December 19, 2012, the Company issued 750,000 shares of common stock to a vendor for settlement of accrued expenses of $15,000. The value of the shares was $225,000, which was computed based on 750,000 shares and a $0.30 per share price. The excess value of the shares of $210,000 was recorded as a loss on settlement of accrued expenses at the time of settlement.

On January 31, 2013, the Company entered into an agreement with a consultant to provide the following services, including, but not limited to: financial management and strategy, establishing strategic partnerships, sales and marketing, business development services, and ongoing strategic business consulting as requested by the Company for a period of one year. In exchange, the Company agreed to issue the consultant 3,200,000 shares of common stock. The value of the shares was $640,000, which was computed based on 3,200,000 shares at $0.20 per share price. In accordance with relevant accounting guidance, the value of the non-forfeitable shares of common stock was recorded as prepaid consulting to be amortized over the service period of twelve months. The Company amortized $160,000 and $266,667, respectively, in general and administrative expenses in the accompanying condensed consolidated statement of operations for the three and six months ended June 30, 2013.

On February 15, 2013, the Company entered into an agreement with a consultant to provide strategic planning services, business development introductions, and other consulting services to the Company for a period of one year. In exchange, the Company agreed to issue the consultant 10,000,000 shares of common stock. The value of the shares was $2,000,000, which was computed based on 10,000,000 shares at a $0.20 per share price. In accordance with relevant accounting guidance, the value of the non-forfeitable shares of common stock was recorded as prepaid consulting to be amortized over the service period of twelve months. The Company amortized $500,000 and $750,000, respectively, in general and administrative expenses in the accompanying consolidated condensed statement of operations for the three and six months ended June 30, 2013.

On March 5, 2013, the Company issued 100,000 shares of common stock, at a price of $0.20 per share for cash proceeds of $20,000 to a third party investor.

On June 18, 2013, a convertible promissory note, originally issued on June 18, 2012 for $6,000, became due and the note holder chose to convert the outstanding principal plus accrued interest of $600 into common stock with a conversion price of $0.02 per share. The Company converted the note and issued 330,000 shares of common stock.

On June 18, 2013, the Company issued a total of 2,850,000 shares of common stock, at a price of $0.20 per share, to employees as a bonus for continuing to support the Company’s efforts. The Company recorded these shares as compensation expense in June 2013 in the consolidated condensed statement of operations.

Stockholder Receivable

On December 12, 2012, the Company entered into a purchase agreement with the original owner of SDE, an unrelated third party, whereby the original owner re-acquired from the Company 10 specific titles from SDE. In exchange for the purchase of these 10 titles, the original owner is to return 2,550,000 shares of the Company’s common stock at a contractually agreed-upon value of $0.30 per share, to the Company’s treasury and reduce the contingent royalty liability from $1,000,000 to $500,000 (see Note 5). The 2,550,000 shares of common stock were received by the Company on May 10, 2013 and are reflected as a reduction to the stockholder receivable in the accompanying condensed consolidated balance sheet as of June 30, 2013.

Warrants

On February 14, 2013, the Company entered into a waiver and amendment #1 agreement to the Secured Note (see Note 6), extending the maturity date to June 30, 2013. In connection with this agreement, the Company issued a warrant to purchase 2,000,000 shares of common stock with an exercise price of $0.015 per share that will expire on February 12, 2016 (see Note 6).

On June 30, 2013, a warrant for the purchase of 5,000,000 shares of common stock, originally issued on March 5, 2012, was exercised at a price of $0.02 per share. The warrant holder had provided the Company with two loans, one for $75,000 dated January 22, 2013 and one for $25,000 on February 21, 2013. The Company retired these promissory notes to exercise the 5,000,000 warrants pursuant to the cashless exercise provision contained in warrant agreement.

The following represents a summary of all warrant activity for the six months ended June 30, 2013:

	Outstanding Warrants
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)

Outstanding at December 31, 2012 (2)	22,724,691	$0.030	$6,051,883
Grants	2,000,000	0.015
Exercised	(5,000,000)	0.020
Cancelled/Expired	(3,683,128)	0.001

Outstanding and exercisable at June 30, 2013 (2)	16,041,563	$0.043	$2,616,471

(1)	Represents the difference between the exercise price and the estimated fair value of the Company’s common stock at the end of the reporting period.

(2)	The warrants outstanding and exercisable at June 30, 2013 and December 31, 2012 have a weighted-average contractual remaining life of 3.93 years and 4.27 years, respectively.

The following table presents details of the assumptions used to calculate the grant date fair value using the Black-Scholes option-pricing model for common stock warrants granted by the Company:

	Six Months Ended
	June 30, 2013	June 30, 2012

Expected term (in years)	3	7
Expected volatility	58.90%	72.09% - 74.91%
Risk-free interest rate	0.42%	0.27% - 1.52%
Expected dividends	-	-
Grant date fair value per share	$0.19	$0.27 - $0.29

8. STOCKHOLDERS’ EQUITY

Preferred Stock

On March 9, 2012 and amended on September 10, 2012, the Company designated and determined the rights and preferences of 5,000,000 shares of Series A convertible preferred stock (“Series A”) with a par value of $0.0001. The Company is authorized to issue 5,000,000 shares of Series A. The holders of Series A are entitled to receive dividends in preference to dividends on common stock and are entitled to vote together with the holders of common stock with a voting right equivalent to 50 votes of common stock for each share of Series A held. Holders of Series A may transfer their shares into two shares of common stock with the consent of all Series A holders or one share of common stock without such consent. In the event of liquidation, the holders of Series A shall be issued one share of common stock for every 50 shares of Series A.

On March 9, 2012, the Company entered into a settlement agreement with CEO Brian Altounian for the issuance of 3,300,000 shares of Series A for $66,000 of unpaid and accrued salary. The estimated fair value of the shares was $990,000 at $0.30 per share (based on the measurement date) and the excess of $924,000 between the estimated fair value of the shares and the related amount of accrued salary was recorded as loss on settlement of accrued expenses in the accompanying consolidated statement of operations.

On June 19, 2012, the Company issued 850,000 shares of Series A as part of a signing bonus in connection with an agreement entered into with an employee. The value of the shares was $255,000 (based on the measurement date) and was recorded in compensation expense in general and administrative expenses in the accompanying consolidated statement of operations for the year ended December 31, 2012.

On June 19, 2012, the Company issued 850,000 shares of Series A in connection with a consulting agreement entered into with a director. The value of the shares was $255,000 (based on the fair value of the Series A on the measurement date) and was recorded as prepaid consulting to be amortized over the original service period of twelve months in accordance with the terms of the contract. On October 31, 2012, the Company modified the terms of the consulting agreement to extend the service period for an additional four years or a total of fifty-five months. During the year ended December 31, 2012, the Company amortized $142,995 as compensation expense in general and administrative expenses in the accompanying consolidated statement of operations.

On April 2, 2012, the Company designated and determined the rights and preferences of 2,000,000 shares of Series B convertible preferred stock (“Series B”) with a par value of $0.0001. The Company is authorized to issue 2,000,000 shares of Series B. The holders of Series B are entitled to receive dividends in preference to any dividends on common stock and are entitled to vote together with the holders of common stock with a voting right equivalent to 300 votes of common stock for each share of Series B held. Holders of Series B may transfer their shares into three shares of common stock with the consent of all Series B holders or one share of common stock without such consent. In the event that two or more shareholders who combined own more than 20% of the outstanding common stock enter into an agreement for the purpose of acquiring, holding, voting or disposing of any voting securities of the Company, then the holders of Series B, as a class, shall be issued three shares of common stock for every share of common stock outstanding. In the event of liquidation, the holders of Series B shall be issued one share of common stock for every 300 shares of Series B.

Common Stock/Members’ Units

The following is a summary of common stock and members’ units transactions from Inception through December 31, 2012:

2009

In fiscal year 2009, the Company issued 82,000,000 members’ units to its Founders.

In fiscal year 2009, the Company issued 19,640,000 members’ units at a price of $0.05 per share for cash proceeds of $982,000.

In fiscal year 2009, the Company issued 3,200,000 members’ units valued at a price of $0.05 per share in satisfaction of $114,000 of accounts payable. In connection with this issuance, the Company expensed $46,000 representing the difference between the amount of the payable and the estimated fair value of members’ units issued.

2010

In January 2010, the Company issued 100,000 members’ units at a price of $0.05 per share for cash proceeds of $5,000.

In May 2010, the Company issued an aggregate of 20,430,000 members’ units at a price of $0.10 per share, totaling $2,043,000, in connection with acquisitions.

In June 2010, the Company issued an aggregate of 2,024,000 members’ units at a price of $0.10 per share in return for $202,400 of services rendered.

In June 2010, the Company issued 50,000 shares of common stock at a price of $0.10 per share for cash proceeds of $5,000.

In June 2010, the Company issued an aggregate of 873,700 shares of common stock at a price of $0.10 per share in return for $87,370 of services rendered.

In June 2010, the Company issued an aggregate of 2,500,000 shares of common stock at a price of $0.10 per share in return for $250,000 of advisory board services.

In August 2010, the Company issued 20,000 shares of common stock at a price of $0.10 per share as a charitable contribution.

In fiscal year 2010, the Company issued an aggregate of 17,352,000 members’ units at a price of $0.10 per share for cash proceeds of $1,735,200.

In fiscal year 2010, the Company converted to a C corporation and issued 144,746,000 shares of common stock in return for the same number of members’ units.

In fiscal year 2010, the Company issued 10,492,000 shares of common stock at a price of approximately $0.25 per share for cash proceeds of $2,620,000.

2011

In April 2011, the Company issued 7,000,000 shares of common stock at a price of $0.01 per share in connection with the exercise of a warrant. In lieu of proceeds, an outstanding payable of $70,000 to the warrant holder was extinguished.

In fiscal year 2011, the Company issued an aggregate of 704,070 shares of common stock at a price of $0.30 per share for cash proceeds of $211,220.

In fiscal year 2011, the Company issued an aggregate of 184,000 shares of common stock at a price of $0.25 per share for cash proceeds of $46,000.

In fiscal year 2011, the Company issued an aggregate of 183,400 shares of common stock at a price of $0.30 per share in return for $55,020 for services rendered.

In fiscal year 2011, the Company issued an aggregate of 1,509,750 shares of common stock at a price of $0.30 per share in return for $452,925 of employee compensation.

2012

On April 2, 2012, the Company approved an increase in the number of authorized common shares with par value of $0.0001 from 300,000,000 to 500,000,000 shares.

In February 2012, the Company issued 2,000,000 shares of common stock at a price of $0.30 per share for a value of $600,000 of advisory board services. In accordance with relevant accounting guidance, the value of the non-forfeitable shares of common stock was recorded as prepaid consulting and is to be amortized as compensation cost ratably over the service period of twelve months. The Company amortized $525,000 of compensation expense for the year ended December 31, 2012 and is included in general and administrative expenses in the accompanying consolidated statement of operations.

In February 2012, the Company issued 30,000 shares of common stock, at a price of $0.30 per share, as settlement of $9,000 of accrued expenses.

In February 2012, the Company sold 16,667 shares of common stock at a price of $0.30 per share for cash of $5,000.

In March 2012, the Company sold 46,834 shares of common stock at a price of $0.30 per share for cash of $14,050.

On June 19, 2012, the Company issued an aggregate of 6,000,000 shares of common stock at $0.30 per share as part of signing bonuses in connection with employment agreements entered into with two employees. The value of the shares was $1,800,000 (based on the fair value of the common stock on the measurement date) and was recorded in general and administrative expenses in the accompanying consolidated statement of operations for the year ended December 31, 2012.

On June 19, 2012, the Company issued an aggregate of 5,000,000 shares of common stock at $0.30 per share in connection with a consulting agreement entered into with a director. The value of the shares was $1,500,000 (based on the fair value of the common stock on the measurement date) and was recorded as prepaid consulting to be amortized over the original service period of twelve months in accordance with the terms of the contract. On October 31, 2012, the Company modified the terms of the consulting agreement to extend the service period for an additional four years or a total of fifty-five months. During the year ended December 31, 2012, the Company amortized $841,146 in general and administrative expenses in the accompanying consolidated statement of operations.

On September 7, 2012, the Company issued 2,800,000 shares of common stock as settlement of $56,000 of accrued expenses for consulting services. The fair value of the shares issued was $840,000 at $0.30 per share (based on the fair value of the common stock on the measurement date) and the excess amount of $784,000 between the estimated fair value of the shares and the related amount of accrued expenses was recorded as loss on settlement of accrued expenses in the accompanying consolidated statement of operations.

On October 12, 2012 the holder of the February Convertible Note converted $50,000 of principal and $2,500 of accrued interest into 3,500,000 shares of common stock (see Note 7).

On October 13, 2012, the Company issued 500,000 shares to the note holder of the Promissory Note (see Note 7) in exchange for a 6-month extension of note, which is now due March 13, 2013.

On December 14, 2012, the Company issued 2,500,000 shares to the note holder of the July Convertible Note #2 (see Note 7) in exchange for a 6-month extension of note, which is now due July 13, 2013.

On December 14, 2012, the Company issued 2,500,000 shares for the conversion of the December 2012 Convertible Note (see Note 7).

On December 17, 2012, the Company issued 10,000,000 shares for the exercise of warrants at a price per share of $0.01 for proceeds of $100,000.

On December 19, 2012, the Company issued 750,000 shares of common stock to a vendor for settlement of accrued expenses of $15,000. The value of the shares was $225,000, which was computed based on 750,000 shares and $0.30 per share stock price. The excess value of the shares of $210,000 is recorded as loss on settlement of accrued expenses in the Company’s consolidated statement of operations.

Stockholder Receivable

On December 12, 2012, the Company entered into a purchase agreement with the original owner of SDE, an unrelated third party, whereby the original owner re-acquired from the Company 10 specific titles from SDE. In exchange for the purchase of these 10 titles, the original owner is to return 2,550,000 shares of the Company’s common stock, at a contractually agreed to value of $0.30 per share, to the Company’s treasury and reduce the contingent royalty liability from $1,000,000 to $500,000 (see Note 5).

Warrants

On December 15, 2010, the Company granted a warrant to purchase an aggregate of 2,000,000 shares of the Company’s common stock at an exercise price of $0.25 per share for services rendered. The warrant was valued at $320,000 based on the Black-Scholes option pricing model. The warrant was expensed entirely at the time of issuance.

On December 31, 2010, the Company granted a warrant to purchase an aggregate of 7,000,000 shares of the Company’s common stock at an exercise price of $0.01 per share for services rendered. The warrant was valued at $1,680,000 based on the Black-Scholes option pricing model and was expensed entirely at the time of issuance. In 2011, the warrant was exercised in exchange for amounts owed for additional consulting services performed during 2011 in the amount of $70,000.

On December 20, 2011, the Company granted a warrant to purchase an aggregate of 6,666,666 shares of the Company’s common stock at an exercise price of $0.015 per share in connection with a note payable (see Note 7). The relative fair value of the warrant was valued at $95,082 based on the Black-Scholes option pricing model and was recorded as a debt discount.

On February 9, 2012, the Company granted a warrant to purchase an aggregate of 3,333,333 shares of the Company’s common stock at an exercise price of $0.015 per share in connection with the February Convertible Note (see Note 7).

On March 13, 2012, the Company granted a warrant to purchase an aggregate of 5,000,000 shares of the Company’s common stock at an exercise price of $0.02 per share in connection with the Promissory Note (see Note 7).

On April 17, 2012, the Company granted a warrant to purchase an aggregate of 200,000 shares of the Company’s common stock at an exercise price of $0.05 per share in connection with the April Convertible Note (see Note 7).

On July 13, 2012, the Company granted a warrant to purchase an aggregate of 10,000,000 shares of the Company’s common stock at an exercise price of $0.01 per share in connection with the July Convertible Note #2 (see Note 7), which was exercised for 10,000,000 shares of common stock during 2012 (see above).

On September 21, 2012, the Company granted a series of three warrants to purchase an aggregate of 5,524,692 shares of the Company’s common stock at an exercise price of $0.001 per share in connection with the Revolving Loan (see Note 7).

The following represents a summary of all warrant activity for the year ended December 31, 2012:

	Outstanding Warrants
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)

Outstanding at December 31, 2011 (2)	8,666,666	$0.07	$1,993,333
Grants	24,058,025	0.01
Exercised	(10,000,000)	0.01
Cancelled	-	-

Outstanding and exercisable at December 31, 2012 (2)	22,724,691	$0.03	$6,051,883

(1)	Represents the difference between the exercise price and the estimated fair value of the Company’s common stock at the end of the reporting period.
(2)	The warrants outstanding and exercisable at December 31, 2012 and December 31, 2011 have a weighted-average contractual remaining life of 4.27 years and 5.82 years, respectively.

The following table presents details of the assumptions used to calculate the grant date fair value using the Black-Scholes option-pricing model for non-derivative common stock warrants granted by the Company:

	Year Ended
	December 31, 2012	December 31, 2011

Expected term (in years)	7	7
Expected volatility	68.86% - 74.91%	76%
Risk-free interest rate	0.27% - 1.43%	0.86%
Expected dividends	-	-
Grant date fair value per share	$0.27 - $0.29	$0.29